Borrowing Arrangements - Summary of Estimated Fair Value of The 2022 And 2023 Notes Embedded Derivative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2022 Notes embedded derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 549	$ 1,192
Change in fair value		(643)
Conversion of 2023 Notes	(377)
Fair Value Ending	172	549
2023 Notes embedded derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	4,472	0
Additions	17,540	5,231
Change in fair value	4,005	(759)
Fair Value Ending	$ 26,017	$ 4,472